Right-of-Use Assets-Operating Leases (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-Use Assets-Operating Leases [Abstract]
Schedule of Right-of-Use Assets on Operating Leases

Amounts relating to right-of-use assets on operating leases and the associated accumulated amortization are summarized as follows:

(in USD)	December 31, 2024	December 31, 2025
Office premises	4,712,941	2,518,820
Staff accommodation	825,667	117,852
Office equipment	12,231	7,146
Subtotal	5,550,839	2,643,818
Less: Accumulated amortization	(3,114,970)	(603,985)
Right of use assets—operating leases, net	2,435,869	2,039,833